Transactions Accounted for as Asset Acquisition - Summary of Fair Values of Identifiable Assets and Liabilities (Detail) - INR (₨) ₨ in Millions	Nov. 02, 2021	Aug. 30, 2021
ACME Fazilka Group
Assets
Property plant and equipment	₨ 12,264
Intangible assets	4,547
Trade receivables	1,572
Cash and cash equivalents	268
Bank balances other than cash and cash equivalent	363
Other assets	23
Assets	19,037
Liabilities
Interest-bearing loans and borrowings - long term	10,709
Interest-bearing loans and borrowings - short term	385
Trade payables	170
Other current financial liabilities	1,049
Other liabilities	93
Liabilities	12,406
Total identifiable net assets at fair value	₨ 6,631
L&T Uttaranchal
Assets
Property plant and equipment		₨ 9,475
Intangible assets		0
Right of use assets		128
Trade receivables		56
Cash and cash equivalents		488
Other assets		50
Assets		10,197
Liabilities
Trade payables		133
Other liabilities		6
Liabilities		139
Total identifiable net assets at fair value		₨ 10,058